JPMorgan Strategic Income Opportunities Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Strategic Income Opportunities Fund	Feb. 28, 2026 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	883
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 740